Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued interest receivable	$ 2,251	$ 2,356
Securities Available for Sale [Member]
Accrued interest receivable	378	381
Loans Receivable [Member]
Accrued interest receivable	$ 1,873	$ 1,975